Significant Accounting Policies - Depreciation is Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2016
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	term of the lease
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years